Label	Element	Value
Invesco Rochester Limited Term New York Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek tax-free income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, and as a fundamental policy, the Fund expects to invest at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from federal and, as applicable, the Fund’s state income tax. The policy stated in the foregoing sentence is a fundamental policy of the Fund and may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
The Fund selects investments without regard to the federal alternative minimum tax (AMT). Additionally, under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus borrowings for investment purposes) in New York municipal securities, and in derivatives and other instruments that have economic characteristics similar to such securities. These securities are generally issued by the state and its political subdivisions (such as cities, towns, counties, agencies and authorities) and primarily include municipal bonds (long-term (more than one-year) obligations), municipal notes (short-term obligations), interests in municipal leases and tax-exempt commercial paper. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The securities in which the Fund expects to invest may also include those issuers located outside of New York, such as U.S. territories, commonwealths and possessions or by their agencies, instrumentalities and authorities, if the interest on such securities is not subject to New York and federal income tax. These securities are “New York municipal securities” for purposes of this prospectus.
The Fund seeks to maintain a dollar-weighted average effective portfolio maturity of five years or less, however, it can buy securities with maturities of more than five years. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet the target at all times.
The Fund can invest up to 20% of its total assets in below-investment-grade securities, sometimes called “high-yield securities” or “junk bonds”. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s adviser, Invesco Advisers, Inc. (Invesco or the Adviser), has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. If the Fund has more than 20% of its total assets invested in below-investment-grade securities, the Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction. Investment-grade securities are those rated within the four highest rating categories of S&P Global Ratings (S&P), Moody’s, Fitch or another nationally recognized statistical rating organization (or, in the case of unrated securities, determined by the Adviser to be comparable to securities rated investment-grade). While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered investment-grade, they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the Adviser uses the highest rating assigned. The Fund may also invest in unrated securities, in which case the Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical ratings organization.
To the extent the Fund invests in pre-refunded municipal securities collateralized by U.S. government securities, the Fund may treat those securities as investment-grade (AAA) securities even if the issuer itself has a below-investment-grade rating.
The Fund can invest substantial amounts of its assets in private activity municipal securities that pay interest that is tax-exempt but which may be a “tax-preference item” for investors subject to alternative minimum taxation. To the extent the Fund invests in securities that may pay interest subject to alternative minimum taxation, those securities will be counted towards the Fund’s policy regarding minimum investments in New York municipal securities as described above.
The Fund can invest in inverse floating rate securities, a variable rate instrument, to seek increased income and return. Inverse floating rate securities are leveraged instruments and the extent of their leverage will vary depending on the security’s characteristics. However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's investments in inverse floaters are included for the purposes of the 80% policies described above.
The Fund can invest in derivative instruments, including futures contracts and swap contracts.
The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration.
The Fund can use swap contracts, including interest rate swaps, to hedge its exposure to interest rates. The Fund may not enter into interest rate swaps with respect to more than 25% of its total assets.
The Fund can borrow money to purchase additional securities, which is another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets.
The Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes. Taxable investments include many of the types of securities the Fund would buy for temporary defensive purposes. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund can invest up to 25% of its total assets in tobacco settlement revenue bonds and up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state’s interest in the Master Settlement Agreement (MSA).
In selecting investments for the Fund, the portfolio managers generally look at a wide range of New York municipal securities, including unrated bonds and securities of smaller issuers, from different issuers that provide high current income and that might be overlooked by other investors. The Fund may invest a substantial percentage of its assets in “callable” securities, which may be redeemed by the issuer before their maturity date.
The portfolio managers also focus on securities with coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities and the overall portfolio and securities with various maturities in an effort to reduce share price volatility and reinvestment risk.
These factors may change over time and may vary in particular cases. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
New York and U.S. Territories Municipal Securities Risk. The Fund is more susceptible to political, economic, regulatory or other factors affecting issuers of New York municipal securities than a fund which does not focus its investments in such issuers. As with New York municipal securities, events in any of the territories where the Fund is invested may affect the Fund’s investments and its performance.
Investing in U.S. Territories, Commonwealths and Possessions Risk. The Fund also invests in obligations of the governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from regular federal individual and state  income taxes. These investments also are considered to be “New York municipal securities” for purposes of this prospectus. Accordingly, the Fund may be adversely affected by local political, economic, social and environmental conditions and developments, including natural disasters, within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.
Certain of the municipalities in which the Fund invests, including Puerto Rico, currently experience significant financial difficulties, which may include default, insolvency or bankruptcy. As a result, securities issued by certain of these municipalities are currently considered below-investment-grade securities. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the payment of principal and interest, the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
The Fund invests a substantial percentage of its total assets in Puerto Rican municipal securities. In the past several years, securities issued by Puerto Rico and its agencies and instrumentalities have been subject to multiple credit downgrades as a result of Puerto Rico’s ongoing fiscal challenges, growing debt obligations and uncertainty about its ability to make full repayment on these obligations, and certain issuers of Puerto Rican municipal securities have filed for bankruptcy and/or failed to make payments on obligations that have come due. Such developments could adversely impact the Fund’s performance and the Fund may pay expenses to preserve its claims related to its Puerto Rican holdings. The outcome of the debt restructuring of certain Puerto Rican issuers in which the Fund invests, both within and outside bankruptcy proceedings is uncertain, and could adversely affect the Fund.
Shorter-Term Securities Risk. Normally, when interest rates change, the values of shorter-term debt securities change less than the values of securities with longer maturities. The Fund tries to reduce the volatility of its share prices by seeking to maintain a shorter average effective portfolio maturity. However, shorter-term securities may have lower yields than longer-term securities. Shorter-term securities are also subject to extension and reinvestment risk. The Fund is subject to extension risk when principal payments on a debt security occur at a slower rate than expected, potentially extending the average life of the security. For securities with a call date in the near future, there is the risk that an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer may effectively change a short- or intermediate-term security into a longer term security, which could have the effect of locking in a below-market interest rate on the security, increasing the security’s duration, making the security more vulnerable to interest rate risk, reducing the security’s market value and increasing the Fund’s average effective portfolio maturity. Under such circumstances, because the values of longer term securities generally fluctuate more widely in response to interest rate changes than shorter term securities, the Fund’s volatility could increase. Reinvestment risk is the risk that if interest rates fall the Fund may need to invest the proceeds of redeemed securities in securities with lower interest rates.
Municipal Issuer Focus Risk. The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
Tobacco Related Bonds Risk. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the MSA), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state’s interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an “appropriation pledge” by the state. An “appropriation pledge” requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.
The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.
Land-Secured or “Dirt” Bonds Risk. These bonds, which include special assessment, special tax, and tax increment financing bonds, are issued to promote residential, commercial and industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.
Unrated Securities Risk. The investment adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that unrated securities may be difficult to sell promptly at an acceptable price.
Medium- and Lower-Grade Municipal Securities Risk. Medium- and lower-grade municipal securities generally involve more volatility and greater risks, including credit, market, liquidity and management risks, than higher-grade securities. Furthermore, many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations. As such, the Fund’s portfolio may consist of a higher portion of unrated securities than an investment company investing solely in higher-grade securities. Unrated securities may not be as attractive to as many buyers as are rated securities, which may have the effect of limiting the Fund’s ability to sell such securities at the desired price.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Inverse Floating Rate Obligations Risk. The price of inverse floating rate obligations (inverse floaters) is expected to decline when interest rates rise, and generally will decline further than the price of a bond with a similar maturity. The price of inverse floaters is typically more volatile than the price of bonds with similar maturities. These risks can be particularly high if leverage is used in the formula that determines the interest payable by the inverse floater. Leverage may make the Fund's returns more volatile and increase the risk of loss; and the value of, and income earned on, an inverse floater that has a higher degree of leverage are more likely to be eliminated entirely under adverse market conditions. Additionally, these securities may lose some or all of their principal and, in some cases, the Fund could lose money in excess of its investment.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.
Borrowing and Leverage Risk. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create “leverage.” In that case, changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund’s return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund’s investment in inverse floaters (instruments also involving the use of leverage), as described in this prospectus. The Fund currently participates in a line of credit with certain other Invesco Funds for its borrowing.
Alternative Minimum Tax Risk. A portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.
Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal or state income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, tax opinions are not binding on the Internal Revenue Service, state tax authorities or any court, and after the Fund buys a security, the Internal Revenue Service, state tax authorities or a court may determine that a bond issued as tax-exempt should in fact be taxable and the Fund’s dividends with respect to that bond might be subject to federal or state income tax. In addition, income from tax-exempt municipal securities could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, state tax authorities or a court, or the non-compliant conduct of a bond issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Tax-Exempt Commercial Paper Risk. Tax-exempt commercial paper is a short-term obligation with a stated maturity of usually 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing. While tax-exempt commercial paper is intended to be repaid from general revenues or refinanced, it frequently is backed by a letter of credit, lending arrangement, note, repurchase agreement or other credit facility agreement offered by a bank or financial institution. Because tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper, the commercial paper of a tax-exempt issuer that is unable to continue to obtain liquidity in that manner may default. There may be a limited secondary market for issues of tax-exempt commercial paper.
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements typically is less active than the market for publicly-traded securities. Rule 144A and other exempt securities, which are also known as privately issued securities, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Rochester Limited Term New York Municipal Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C and Class Y shares of the predecessor fund. Class A, Class C and Class Y shares of the predecessor fund were reorganized into Class A, Class C and Class Y shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C and Class Y shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Class A	Period Ended	Returns
Year-to-date	March 31, 2022	-4.31%
Best Quarter	March 31, 2018	3.33%
Worst Quarter	December 31, 2017	-3.81%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.81%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 9, 2022, the Fund elected to use the S&P Municipal Bond 2-17 Years Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Municipal 5 Year (4-6 Year) Bond Index because the Fund believes the S&P Municipal Bond 2-17 Years Investment Grade Index is a more appropriate broad measure of market performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Rochester Limited Term New York Municipal Fund | S&P Municipal Bond 2-17 Years Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.94%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.69%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.25%	[1]
Invesco Rochester Limited Term New York Municipal Fund | Bloomberg Municipal 5 Year (4-6 Year) Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.34%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.97%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.38%	[1]
Invesco Rochester Limited Term New York Municipal Fund | S&P Municipal New York Investment Grade 4-7 Years Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.64%
5 Years	rr_AverageAnnualReturnYear05	2.80%
10 Years	rr_AverageAnnualReturnYear10	2.37%
Invesco Rochester Limited Term New York Municipal Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.09%
Interest	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	672
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,192
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	328
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	672
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,192
Annual Return 2012	rr_AnnualReturn2012	6.13%
Annual Return 2013	rr_AnnualReturn2013	(6.55%)
Annual Return 2014	rr_AnnualReturn2014	7.16%
Annual Return 2015	rr_AnnualReturn2015	(1.02%)
Annual Return 2016	rr_AnnualReturn2016	1.64%
Annual Return 2017	rr_AnnualReturn2017	(3.51%)
Annual Return 2018	rr_AnnualReturn2018	10.38%
Annual Return 2019	rr_AnnualReturn2019	7.27%
Annual Return 2020	rr_AnnualReturn2020	3.24%
Annual Return 2021	rr_AnnualReturn2021	2.53%
1 Year	rr_AverageAnnualReturnYear01	(0.08%)
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	2.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 1991
Invesco Rochester Limited Term New York Municipal Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.08%)
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	2.33%
Invesco Rochester Limited Term New York Municipal Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.09%
5 Years	rr_AverageAnnualReturnYear05	3.26%
10 Years	rr_AverageAnnualReturnYear10	2.53%
Invesco Rochester Limited Term New York Municipal Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.09%
Interest	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 256
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,621
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	156
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	483
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	834
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,621
1 Year	rr_AverageAnnualReturnYear01	0.76%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997
Invesco Rochester Limited Term New York Municipal Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.09%
Interest	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	665
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	54
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	170
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	296
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 665
1 Year	rr_AverageAnnualReturnYear01	2.78%
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	2.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2011
Invesco Rochester Limited Term New York Municipal Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.06%
Interest	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	628
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	160
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 628
1 Year	rr_AverageAnnualReturnYear01	3.16%
5 Years	rr_AverageAnnualReturnYear05	4.09%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.71%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2019

[1]	Effective February 9, 2022, the Fund elected to use the S&P Municipal Bond 2-17 Years Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Municipal 5 Year (4-6 Year) Bond Index because the Fund believes the S&P Municipal Bond 2-17 Years Investment Grade Index is a more appropriate broad measure of market performance.
[2]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[3]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.